DEPOSITS	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
DEPOSITS
NOTE G - DEPOSITS

The aggregate amount of time deposits in denominations of $100,000 or more as of December 31, 2014 and 2013, was $120,693,807 and $116,623,516, respectively.

At December 31, 2014, the scheduled maturities of time deposits included in interest-bearing deposits were as follows (in thousands):

Year	Amount

2015	$132,109
2016	39,029
2017	18,071
2018	7,878
2019	8,972
Thereafter	-
$206,059